Financial assets and liabilities, Reconciliation of changes in financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Changes in Financing Activities [Abstract]
Opening balance	$ 717,871	$ 378,756
Cash proceeds from financial debt	836,658	412,349
Payment of financial debt	(102,190)	(25,614)	$ (24,027)
Reduction for loss of control of subsidiaries	(58,327)
Payment of leases	(4,106)	(53,563)
Cancellation of lease agreements		(33,966)
Accrued interest	125,323	45,281
Interest paid	(72,739)	(18,424)
Transaction costs on financial debt	(13,145)	(3,051)
Unrealized foreign exchange gains	(167,153)	16,103
Ending balance	1,262,192	717,871	378,756
Related Parties [Member]
Reconciliation of Changes in Financing Activities [Abstract]
Opening balance	158,221	134,632
Cash proceeds from financial debt	0	0
Payment of financial debt	(6,228)	(6,183)
Reduction for loss of control of subsidiaries	0
Payment of leases	0	0
Cancellation of lease agreements		0
Accrued interest	18,711	17,782
Interest paid	0	0
Transaction costs on financial debt	0	0
Unrealized foreign exchange gains	(13,625)	11,990
Ending balance	157,079	158,221	134,632
Financial Debt [Member]
Reconciliation of Changes in Financing Activities [Abstract]
Opening balance	477,048	76,546
Cash proceeds from financial debt	835,446	412,349
Payment of financial debt	(95,962)	(19,431)
Reduction for loss of control of subsidiaries	(22,666)
Payment of leases	0	0
Cancellation of lease agreements		0
Accrued interest	97,490	11,306
Interest paid	(65,775)	(4,784)
Transaction costs on financial debt	(13,145)	(3,051)
Unrealized foreign exchange gains	(153,528)	4,113
Ending balance	1,058,908	477,048	76,546
Lease Liabilities [Member]
Reconciliation of Changes in Financing Activities [Abstract]
Opening balance	82,602	167,578
Cash proceeds from financial debt	1,212	0
Payment of financial debt	0	0
Reduction for loss of control of subsidiaries	(35,661)
Payment of leases	(4,106)	(53,563)
Cancellation of lease agreements		(33,966)
Accrued interest	9,122	16,193
Interest paid	(6,964)	(13,640)
Transaction costs on financial debt	0	0
Unrealized foreign exchange gains	0	0
Ending balance	$ 46,205	$ 82,602	$ 167,578